UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Tremblant Capital Group

Address:  767 Fifth Avenue
          New York, New York 10153


13F File Number: 028-11746

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Grace Lee
Title:  Assistant Compliance Officer
Phone:  (212) 735-7447


Signature, Place and Date of Signing:

/s/ Grace Lee                  New York, New York           November 14, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:           0

Form 13F Information Table Entry Total:     66

Form 13F Information Table Value Total:   $2,152,096
                                           (thousands)


List of Other Included Managers:  None

                                                    TREMBLANT CAPITAL GROUP
                                                         SEC Form 13-F
                                                      September 30, 2008


COLUMN 1                        COLUMN  2        COLUMN 3    COLUMN 4       COLUMN 5          COLUMN 6  COLUMN 7    COLUMN 8

                                                              VALUE    SHRS OR    SH/ PUT/   INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS   CUSIP       (X$1000)  PRN AMT    PRN CALL   DISCRETION  MGRS   SOLE     SHARED NONE
--------------                  --------------   -----       --------  -------    --- ----   ----------  ----   ----     ------ ----
ADVANCED MEDICAL OPTICS INC     COM              00763M108    32,120    1,806,535 SH         SOLE                1,806,535
ADVANCED MEDICAL OPTICS INC     COM              00763M108     5,857      329,400 SH  CALL   SOLE                  329,400
AIRMEDIA GROUP INC              SPONSORED ADR    009411109     2,722      365,393 SH         SOLE                  365,393
AMERICAN PUBLIC EDUCATION IN    COM              02913V103     4,983      103,211 SH         SOLE                  103,211
APPLE INC                       COM              037833100   121,078    1,065,268 SH         SOLE                1,065,268
BAIDU COM INC                   SPON ADR REP A   056752108    75,051      302,345 SH         SOLE                  302,345
BURLINGTON NORTHN SANTA FE C    COM              12189T104    16,184      175,097 SH         SOLE                  175,097
CENTENNIAL COMMUNCTNS CORP N    CL A NEW         15133V208    25,700    4,118,510 SH         SOLE                4,118,510
CHARTER COMMUNICATIONS INC D    CL A             16117M107     1,148    1,572,507 SH         SOLE                1,572,507
CHARTER COMMUNICATIONS INC D    CL A             16117M107       281      384,700 SH  CALL   SOLE                  384,700
CHIPOTLE MEXICAN GRILL INC      CL B             169656204    26,173      559,859 SH         SOLE                  559,859
COLFAX CORP                     COM              194014106     2,982      178,453 SH         SOLE                  178,453
COMMSCOPE INC                   COM              203372107    50,604    1,460,851 SH         SOLE                1,460,851
CORNING INC                     COM              219350105    74,403    4,757,210 SH         SOLE                4,757,210
CORNING INC                     COM              219350105    68,111    4,354,900 SH  CALL   SOLE                4,354,900
CSX CORP                        COM              126408103    14,601      267,567 SH         SOLE                  267,567
CVS CAREMARK CORPORATION        COM              126650100    39,759    1,181,208 SH         SOLE                1,181,208
CVS CAREMARK CORPORATION        COM              126650100   133,223    3,957,900 SH  CALL   SOLE                3,957,900
DISCOVERY HOLDING CO            CL A COM         25468Y107     4,802      336,982 SH         SOLE                  336,982
ECLIPSYS CORP                   COM              278856109    58,387    2,786,981 SH         SOLE                2,786,981
ECLIPSYS CORP                   COM              278856109    14,414      688,000 SH  CALL   SOLE                  688,000
EXIDE TECHNOLOGIES              COM NEW          302051206     2,559      346,701 SH         SOLE                  346,701
FOCUS MEDIA HLDG LTD            SPONSORED ADR    34415V109    19,944      699,530 SH         SOLE                  699,530
FOCUS MEDIA HLDG LTD            SPONSORED ADR    34415V109     1,197       42,000 SH  CALL   SOLE                   42,000
GAFISA S A                      SPONS ADR        362607301    25,231      981,740 SH         SOLE                  981,740
GEOEYE INC                      COM              37250W108     3,555      160,654 SH         SOLE                  160,654
GOOGLE INC                      CL A             38259P508     2,062        5,149 SH         SOLE                    5,149
GREEN MTN COFFEE ROASTERS IN    COM              393122106    83,208    2,115,091 SH         SOLE                2,115,091
HEALTHEXTRAS INC                COM              422211102    44,505    1,703,857 SH         SOLE                1,703,857
HOLOGIC INC                     COM              436440101    96,190    4,976,226 SH         SOLE                4,976,226
HOLOGIC INC                     COM              436440101    87,501    4,526,700 SH  CALL   SOLE                4,526,700
HUGHES COMMUNICATIONS INC       COM              444398101     6,167      168,030 SH         SOLE                  168,030
INVERNESS MED INNOVATIONS IN    COM              46126P106    32,338    1,077,920 SH         SOLE                1,077,920
IPCS INC                        COM NEW          44980Y305     2,121       95,254 SH         SOLE                   95,254
MASTERCARD INC                  CL A             57636Q104    39,814      224,518 SH         SOLE                  224,518
MCKESSON CORP                   COM              58155Q103    59,994    1,114,916 SH         SOLE                1,114,916
MCKESSON CORP                   COM              58155Q103    23,138      430,000 SH  CALL   SOLE                  430,000
MELCO CROWN ENTMT LTD           ADR              585464100    62,836   15,748,339 SH         SOLE               15,748,339
MELCO CROWN ENTMT LTD           ADR              585464100    11,746    2,943,900 SH  CALL   SOLE                2,943,900
MEMC ELECTR MATLS INC           COM              552715104     5,743      203,217 SH         SOLE                  203,217
MEMC ELECTR MATLS INC           COM              552715104     1,272       45,000 SH  CALL   SOLE                   45,000
MONSTER WORLDWIDE INC           COM              611742107     6,268      420,360 SH         SOLE                  420,360
NAVISITE INC                    COM NEW          63935M208     2,852    1,433,286 SH         SOLE                1,433,286
NTELOS HLDGS CORP               COM              67020Q107    46,494    1,729,034 SH         SOLE                1,729,034
NUANCE COMMUNICATIONS INC       COM              67020Y100     1,957      160,517 SH         SOLE                  160,517
NYSE EURONEXT                   COM              629491101   113,987    2,909,326 SH         SOLE                2,909,326
NYSE EURONEXT                   COM              629491101    34,283      875,000 SH  CALL   SOLE                  875,000
PAETEC HOLDING CORP             COM              695459107    11,576    5,384,145 SH         SOLE                5,384,145
PHARMANET DEV GROUP INC         COM              717148100    10,025    1,388,476 SH         SOLE                1,388,476
QUALCOMM INC                    COM              747525103    84,286    1,961,502 SH         SOLE                1,961,502
QUALCOMM INC                    COM              747525103     1,687    5,272,900 SH  CALL   SOLE                5,272,900
RED HAT INC                     COM              756577102    48,085    3,190,763 SH         SOLE                3,190,763
RED HAT INC                     COM              756577102    53,622    3,558,200 SH  CALL   SOLE                3,558,200
RESEARCH IN MOTION LTD          COM              760975102   134,204    1,964,917 SH         SOLE                1,964,917
RESEARCH IN MOTION LTD          COM              760975102     1,893      445,500 SH  CALL   SOLE                  445,500
SELECT SECTOR SPDR TR           SBI INT-FINL     81369Y605     7,450      374,567 SH         SOLE                  374,567
SPDR SERIES TRUST               KBW REGN BK ETF  78464A698     4,145      116,765 SH         SOLE                  116,765
SPDR SERIES TRUST               S&P HOMEBUILD    78464A888     5,999      305,000 SH         SOLE                  305,000
SXC HEALTH SOLUTIONS CORP       COM              78505P100     4,651      304,998 SH         SOLE                  304,998
TW TELECOM INC                  COM              87311L104       700    2,000,000 SH  CALL   SOLE                2,000,000
UNION PAC CORP                  COM              907818108    20,360      286,119 SH         SOLE                  286,119
UNITEDHEALTH GROUP INC          COM              91324P102        25      169,900 SH  CALL   SOLE                  169,900
VIRGIN MEDIA INC                COM              92769L101     1,787      226,262 SH         SOLE                  226,262
VISA INC                        COM CL A         92826C839   165,313    2,692,830 SH         SOLE                2,692,830
WAL MART STORES INC             COM              931142103     2,737       45,702 SH         SOLE                   45,702
WILLIAMS COS INC DEL            COM              969457100     4,006      169,389 SH         SOLE                  169,389




SK 03338 0014 934088